Consolidated balance sheet - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 1,032,938	$ 1,019,037
Financial investments	91,878	206,155
Derivative financial instruments	7,385	7,483
Trade accounts receivable	173,204	182,713
Inventory	269,705	324,878
Other assets	122,857	98,641
Total current assets	1,697,967	1,838,907
Non-current assets
Financial investments	355	392
Derivative financial instruments	3,820	4,294
Related parties	740	738
Deferred taxes	201,154	224,513
Other assets	120,175	73,138
Investments in associates	283	309
Property, plant and equipment	1,968,451	1,996,514
Intangible assets	1,742,461	1,822,719
Total non-current assets	4,037,439	4,122,617
Total assets	5,735,406	5,961,524
Current liabilities
Loans and financing	32,513	40,841
Derivative financial instruments	8,662	12,588
Trade payables	387,225	329,814
Confirming payable	70,411	111,024
Salaries and payroll charges	58,166	79,798
Dividends payable	663	4,138
Related parties	63	87,686
Provisions	20,357	14,641
Contractual liabilities	31,992	31,296
Other liabilities	41,798	56,389
Total current liabilities	651,850	768,215
Non-current liabilities
Loans and financing	1,392,354	1,406,458
Derivative financial instruments	5,560	2,449
Related parties	1,517	2,238
Provisions	280,566	326,520
Deferred taxes	298,598	324,931
Contractual liabilities	167,645	190,589
Other liabilities	35,515	31,221
Total non-current liabilities	2,181,755	2,284,406
Total liabilities	2,833,605	3,052,621
Shareholders' equity
Capital	133,320	133,320
Treasury shares	(1,352)
Share premium	1,043,755	1,123,755
Additional paid in capital	1,318,728	1,318,728
Retained earnings (cumulative deficit)	61,430	(11,612)
Accumulated other comprehensive loss	(79,288)	(77,356)
Total equity attributable to Nexa's shareholders	2,476,593	2,486,835
Non-controlling interests	425,208	422,068
Total shareholders' equity	2,901,801	2,908,903
Total liabilities and shareholders' equity	$ 5,735,406	$ 5,961,524